Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Equity [Abstract]
Disclosure of classes of share capital [text block]
	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	1,800,000,000	145,148,593	15,000,000	11,439,401

Schedule of issued and outstanding share capital
Number of ordinary shares
Balance at January 1, 2020	11,439,401

Issue of share capital - 2020 Financing Rounds (Note 17e)	125,375,916

Conversion of Warrants (Note 17e)	8,333,276

Balance at December 31, 2020	145,148,593

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	March 28, 2019	August 22, 2019	December 31, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	70.12	84.97	189
Risk-free interest rate (%)	2.18	1.48	0.17
Expected life of Warrants (years)	3	2.58	1.24

Warrants fair value ($)	1.41	1.01	0.37

Schedule of reconciliation of the fair value measurements
Balance of liability due to Warrants at January 1, 2020	$7
Reclassification of warrants to liability	464
Net change in fair value of the Warrant designated at fair value through profit or loss	(468)

Balance of liability due to Warrants at December 31, 2020	$3

Level 3 [Member]
Disclosure of Equity [Abstract]
Schedule of reconciliation of the fair value measurements
Balance at January 1, 2020	$-

Issuance at April 3, 2020	$1,250
Net change in fair value of the Series B warrants designated at fair value through profit or loss	172
Conversion part of Series B warrants	(1,422)

Balance at December 31, 2020	$-